Investments - Schedule of Percentage of Company's Equity Interest (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total investments		R$ 4,632	R$ 5,107
Guanhaes Energia [Member]
IfrsStatementLineItems [Line Items]
Control		Jointly controlled
Total investments		R$ 222	183
Hidreletrica cachoeirao [member]
IfrsStatementLineItems [Line Items]
Control		Jointly controlled
Total investments		R$ 47	47
Hidreletrica pipoca [member]
IfrsStatementLineItems [Line Items]
Control		Jointly controlled
Total investments		R$ 47	47
Madeira energia (santo antonio plant) [member]
IfrsStatementLineItems [Line Items]
Control	[1]	Affiliated
Total investments	[1]		10
Fip Melbourne [Member]
IfrsStatementLineItems [Line Items]
Control	[1]	Affiliated
Total investments	[1]		8
Retiro Baixo [Member]
IfrsStatementLineItems [Line Items]
Control	[2]	Jointly controlled
Total investments	[2]		185
Alianca norte (belo monte plant) [member]
IfrsStatementLineItems [Line Items]
Control	[3]	Jointly controlled
Total investments	[3]	R$ 536	576
Baguari Energia [Member]
IfrsStatementLineItems [Line Items]
Control	[2]	Jointly controlled
Total investments	[2]		160
Alianca Geracao [Member]
IfrsStatementLineItems [Line Items]
Control		Jointly controlled
Total investments		R$ 1,172	1,194
Amazonia Energia [Member]
IfrsStatementLineItems [Line Items]
Control	[3]	Jointly controlled
Total investments	[3]	R$ 819	886
Paracambi Energetica [Member]
IfrsStatementLineItems [Line Items]
Control		Jointly controlled
Total investments		R$ 112	134
Taesa [Member]
IfrsStatementLineItems [Line Items]
Control		Jointly controlled
Total investments		R$ 1,565	1,549
U F V S [Member]
IfrsStatementLineItems [Line Items]
Control	[4]	Jointly controlled
Total investments	[4]	R$ 112	128
Total of investments [member]
IfrsStatementLineItems [Line Items]
Total investments		R$ 4,632	R$ 5,107

[1]	On March 20, 2023, Cemig GT completed the sale of its direct and indirect ownership interest in the capital stock of Mesa to Furnas Centrais Elétricas S.A. ("Furnas"). More details will follow in the course of this explanatory note.
[2]	Cemig GT concluded the sale of its stake in the share capital of the companies Baguari Energia and Retiro Baixo to Furnas, on October 6 and November 22, 2023, respectively. Further details can be found in this note.
[3]	Indirect interest in the Belo Monte plant through these investees.
[4]	Set of photovoltaics business, in which the investee Cemig Sim has a interest.